INCOME TAXES DISCLOSURE: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Income Tax Reconciliation

	Year ended January 31,
	2025	2024	2023
Net loss before tax	$(893,717)	$(637,809)	$(1,769,501)
Statutory income tax rate	27%	27%	27%
Expected income tax recovery at statutory income tax rates	(241,000)	(173,000)	(478,000)
Non-deductible expenditures	2,335	31	646
Other	(147,158)	(132,752)	(78,026)
Adjustment to prior year provisions versus statutory tax returns	38,823	108,721	91,380
Change in valuation allowance	347,000	197,000	464,000
Income tax recovery	$-	$-	$-